UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2017 to September 30, 2017

November 9, 2017
Date of Earliest Event Reported

Cazenovia Creek Funding I, LLC1
(Exact name of securitizer as specified in its charter)

N/A	0001645385
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William J. Cohane, (914)-364-2659
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

1 Cazenovia Creek Funding I, LLC (“CCFI”), is filing this Form ABS-15G in its capacity as sponsor of the Cazenovia Creek Funding I, LLC, Series 2015-1 Notes transaction, which is covered by this report (the “Specified Transaction”).  In its capacity as sponsor, CCFI is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by CCFI into the Specified Transaction.  This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which CCFI may have acted as securitizer.

PART I – REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).
Item 99.1 – Exhibits
The following is filed as an Exhibit to this Report under ABS-15G:
ABS-15G Table
Name of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator			Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)[4]			Demand in Dispute[5]			Demand Withdrawn[6]			Demand Rejected[7]			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Other
Cazenovia Creek Funding I, LLC, Series 2015-1 (CIK # 0001645385)		Caz Creek AZ, LLC	273	$3,318,707	2.14%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek CT, LLC	3,371	$14,167,015	9.13%	11	$53,824	0.38%	0	0.00	0.00	11	$53,824	0.38%	0	0.00	0.00	2	$7,552	0.05%	0	0.00	0.00
		Caz Creek FL, LLC	873	$2,157,615	1.39%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek Florida, LLC	21,419	$70,561,303	45.49%	3	$14,230	0.02%	4	$17,866	0.03%	3	$14,230	0.02%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek IL, LLC	1,021	$21,879,870	14.10%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek NJ, LLC	122	$1,331,775	0.86%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek NY, LLC	59	$3,396,816	2.19%	2	$135,817	4.00%	1	$28,853	0.85%	2	$135,817	4.00%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek TN, LLC	13,370	$26,182,191	16.88%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		TL SC 1, LLC	144	$12,131,128	7.82%	2	$236,400	1.95%	0	0.00	0.00	2	$236,400	1.95%	0	0.00	0.00	0	0	0	0	0	0
Total by Issuing Entity			40,652	$155,126,420	100%	18	$440,271	0.28%	5	$46,718	0.03%	18	$440,271	0.28%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Asset Class			40,652	$155,126,420	100%	18	$440,271	0.28%	5	$46,718	0.03%	18	$440,271	0.28%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: November 9, 2017	CAZENOVIA CREEK FUNDING I, LLC By: Cazenovia Creek Investment Management, LLC (Securitizer)
By: /s/ William J. Cohane Name: William J. Cohane Title: President & CEO

Notes to ABS-15G Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table. If an asset changed status during the reporting period covered by this Form ABS-15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS-15G.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) a related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c) the representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) the party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b) events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.